Loan from the European Investment Bank (“Eib”) (Details) - Schedule of Contractual Payments of Principal and Interest in the Following Years $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Contractual Payments of Principal and Interest in the Following Years [Abstract]
2024	$ 221
2025	221
2026	1,696
2027	1,622
2028	1,549
Total	$ 5,309